Investments in Associates and Joint Ventures - Reconciles Summary of Financial Information of UHI Carrying Amount (Details) - TelevisaUnivision (formerly known as UH II) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
Investments in Associates and Joint Ventures
Ownership interest in associate	43.70%	44.40%
Group's share of net assets			$ 1,384,364	$ 23,440,738	$ 1,423,488	$ 27,723,859
Goodwill, purchase price allocation and other adjustments				$ 18,885,606		$ 21,722,490
Carrying amount of the Group's interest in TelevisaUnivision	$ 42,326,344	$ 49,446,349